Consolidated Statements of Financial Position (Parentheticals) - £ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Pounds per share)	£ 0.001	£ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	47,635,875	47,635,875
Ordinary shares, outstanding	47,635,875	47,635,875